Financial debt - Short-term derivatives (Details)		12 Months Ended
	Dec. 11, 2024 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) € / shares D shares	Oct. 14, 2024 EUR (€) € / shares
Disclosure of detailed information about borrowings [line items]
Short-term derivatives | €		€ 73,400,000
Par value per share		€ 0.01
Financial liabilities carried at fair value through profit or loss
Disclosure of detailed information about borrowings [line items]
Short-term derivatives | €		€ 73,400,000	€ 89,400,000
Financial liabilities carried at fair value through profit or loss | T2 New Shares and T2 BSAs call options
Disclosure of detailed information about borrowings [line items]
Short-term derivatives | €		73,400,000
T2 BSA Prefunded Warrants | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Aggregate gross proceed | €		€ 58,639,998.6
Exercise price per warrant		€ 0.01
Adjustment to warrant subscription price		€ (0.01)
Approximate number of warrants expected to be issued | shares	43,400,000	43,400,000
Number of shares per warrant | shares	1	1
Stock price	2.37	2.18
Maturity term of warrants	3 months 15 days	3 months
Exercise period		10 years
Expected volatility	59.30%	58.30%
Fair value of potential warrants | €	€ 45,400,000	€ 37,300,000
Unit fair value	1.05	0.86
Possible increase in maturity term		2 months
Impact on financial instrument from reasonably possible increase in maturity term | €		€ 1,100,000
Impact on net income from reasonably possible increase in maturity term | €		€ (2,200,000)
T2 BSA Prefunded Warrants | If five day volume weighted average price more than €1.35 | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Warrants, Subscription Price		€ 1.34
Call option strike price		€ 1.35
Call option, conversion ratio		1
Approximate number of warrants expected to be issued | shares		43,400,000
T2 BSA Prefunded Warrants | Forecast | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Exercise price per warrant		€ 0.01
Warrants, Subscription Price		€ 1.34
Approximate number of shares expected to be issued | shares		43,400,000
T3 BSA warrants | Tranche II and Tranche III, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Exercise price per warrant			€ 1.5
T3 BSA warrants | Tranche III, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Maximum proceeds from exercise of warrants | €		€ 116,000,000
T2 New Share | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Approximate number of shares expected to be issued | shares	42,500,000	42,500,000
Number of shares per instruments | shares	1	1
Stock price	€ 2.37	€ 2.18
Maturity	3 months 15 days	3 months
Expected volatility	59.30%	58.30%
Fair value of potential shares | €	€ 44,000,000	€ 36,100,000
Unit fair value	1.04	0.85
Possible increase in maturity term		2 months
Impact on financial instrument from reasonably possible increase in maturity term | €		€ 1,100,000
T2 New Share | If five day volume weighted average price more than €1.35 | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Call option strike price		€ 1.35
Approximate number of shares expected to be issued | shares		42,500,000
Call option, conversion ratio		1
T2 New Share | Forecast | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Warrants, Subscription Price		€ 1.35
Approximate number of shares expected to be issued | shares		42,500,000
T2 New Share | ABSA warrants | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Aggregate gross proceed | €		€ 57,359,992
Number of trading days of volume weighted average price | D		5
Maximum | 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Structured Financing amount | €			€ 348,000,000
Maximum | Tranche II and Tranche III, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Structured Financing amount | €			€ 116,000,000
Maximum | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Structured Financing amount | €		€ 116,000,000
Maximum | T2 BSA Prefunded Warrants | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Exercise price per warrant		€ 1.35
Maximum | T2 New Share | ABSA warrants | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Exercise price per warrant		€ 1.35